Lease (Details 2) - USD ($)	Aug. 31, 2021	Nov. 30, 2020
Leases [Abstract]
Lease payments for the year ending November 30, 2021	$ 44,962
Less imputed interest	787
Present value of lease liabilities	$ 44,175	$ 157,110